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                            AIM EUROLAND GROWTH FUND

                      CLASS A, CLASS B AND CLASS C SHARES

                         Supplement dated April 3, 2000
                      to the Prospectus dated May 3, 1999
                        as revised November 24, 1999 and
              supplemented January 24, 2000 and February 11, 2000


This supplement supersedes and replaces in its entirety the supplements dated January 24, 2000 and February 11, 2000.

Advisor Class shares of AIM Euroland Growth Fund converted to Class A shares of the fund effective the close of business on February 11, 2000. Advisor Class shares of the fund are no longer offered for sale or exchange.

The fourth paragraph appearing under the heading entitled "PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 1 of the prospectus is deleted in its entirety.

The first paragraph appearing under the heading entitled "PERFORMANCE INFORMATION" on page 2 of the prospectus is deleted in its entirety and replaced with the following:

           "The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" on page 4 of the prospectus:

        "PORTFOLIO MANAGERS

        The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

        o Steven Chamberlain, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1989.

        o Anand Sunderji, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1993."

The fourth paragraph appearing under the heading entitled "FINANCIAL HIGHLIGHTS" on page 5 of the prospectus is deleted in its entirety.